Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Convertible Debt [Abstract]
Disclosure of convertible debt [Table Text Block]
	Year ended December 31,
	2021	2020
Convertible Debt - beginning of period	$18,747	$-
Fair value of debenture funding	14,375	17,912
Accretion and interest	2,631	835

Convertible Debt - end of period	$35,753	$18,747